Fair Value Measurements - Schedule of Fair Value Notes Payable of Business Acquisition and Warrant Liability (Details) (10-K) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value at Beginning Balance	$ 194	$ 354
Fair value at Ending Balance	45	194	$ 354
Warrant [Member]
Fair value at Beginning Balance	178	248
Fair value at Ending Balance	45	178	248
Other Derivatives [Member]
Fair value at Beginning Balance		86
Fair value at Ending Balance			86
Fair Value, Inputs, Level 3 [Member]
Fair value at Beginning Balance	194	354
Fair value at Ending Balance	45	194	354
Fair Value, Inputs, Level 3 [Member] | Earn-Out [Member]
Assets fair value at January 1, 2020	1,103
Change in fair value	(66)	(935)
Fair value of warrants reclassified to equity
Fair value of certain default provisions
Fair value at issuance		2,376
Receipts received during period	(288)	(338)
Assets fair value at June 30, 2020		1,103
Fair value at Beginning Balance
Fair value at Ending Balance
Fair Value, Inputs, Level 3 [Member] | Notes Payable, Other Payables [Member]
Fair value at Beginning Balance	16	20	156
Change in fair value	4	(4)	(136)
Fair value of warrants reclassified to equity
Fair value of certain default provisions
Fair value at issuance
Receipts received during period
Fair value at Ending Balance		16	20
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair value at Beginning Balance	178	248	4,403
Change in fair value	133	(70)	(3,732)
Fair value of warrants reclassified to equity			(423)
Fair value of certain default provisions
Fair value at issuance
Receipts received during period
Fair value at Ending Balance	45	178	248
Fair Value, Inputs, Level 3 [Member] | Other Derivatives [Member]
Fair value at Beginning Balance		86
Change in fair value		(86)
Fair value of warrants reclassified to equity
Fair value of certain default provisions			86
Fair value at issuance
Receipts received during period
Fair value at Ending Balance			$ 86